Employee Benefit - Sensitivity Analysis of One-percentage Point Change in Assumed Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	$ (721)	$ (588)
Assumption - 1% decrease	844	687
Rate of salary increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	808	661
Assumption - 1% decrease	$ (707)	$ (574)